Balance Sheet Details (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Balance Sheet Related Disclosures [Abstract]
Depreciation and amortization	$ 200	$ 100	$ 415	$ 301